[Picture of Byron D. Oliver]

Byron D. Oliver
President


[CIGNA LOGO]
CIGNA RETIREMENT &
INVESTMENT SERVICES

P.O. Box 2975
Routing 17C
Hartford, CT 06104



Dear CIGNA Client:

It is a pleasure to provide you with this Annual Report on the performance of your Corporate Variable Universal Life Insurance product for the period ending December 31, 1999.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included the text of the Economic Review and Outlook prepared by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Ilia Castellano, Director of Administration for CIGNA's Corporate Insurance Department at 860.534.7175. Ilia is available Monday through Friday, 8 am to 5 pm.


Sincerely,

/s/ Byron Oliver

Byron D. Oliver
President, CIGNA Retirement & Investment Services
CIGNA Client

                                ECONOMIC REVIEW

                               FOURTH QUARTER 1999




SUMMARY
-    We expect 2000 to be a year of strong, synchronized global economic growth.
- Domestic inflation has bottomed for the cycle and is currently on a moderate cyclical uptrend.
- It will be necessary for the Federal Reserve (Fed) to raise interest rates more aggressively to achieve its targeted economic slowdown.
- Financial markets face a turbulent six-to nine-month-period as monetary conditions deteriorate.
- High-grade bonds may outperform domestic equities during the upcoming year; the technology sector is vulnerable to a major shakeout.

ECONOMIC REVIEW
 A DECADE OF PROSPERITY
U.S. economic growth during 1999 registered an unprecedented fourth consecutive year of approximately 4% real GDP (gross domestic product) growth. The current economic expansion, which is entering its ninth year, is the longest business cycle expansion in American history. The 1990s will be remembered as a period of healthy economic growth, low inflation, rising corporate profitability, strong job creation, and rising productivity, as well as an unprecedented boom in equity markets, particularly technology stocks.

Since the beginning of the economic expansion in 1991, U.S. GDP has grown at a highly stable 3.5% compound annual rate; inflation has risen at a 2.5% annual rate; and S&P 500 profits have expanded at a 10% annual rate. For the decade just ended, the total return on the S&P 500 was 18.2%, slightly ahead of the 17.5% total return of the 1980s, cumulating an unprecedented two-decade stock market boom.

STRONG MOMENTUM CARRIED INTO 1999
Since 1996, however, the rate of U.S. economic growth has accelerated significantly, and averaged 4% during the latest four-year period. GDP growth during 1999 is also estimated at close to 4%, despite a variety of apparent constraints on economic growth, including three official interest rate hikes by the Fed, a sharp rise in bond yields and home mortgage rates, an approximate doubling in the price of crude oil, and a dramatic increase in volatility of the financial markets. These negative forces were more than offset by a powerful surge in consumer expenditures and a boom in business capital investment, particularly computers and telecommunications equipment.

ECONOMIC IMBALANCES CONTINUE TO WORSEN

We are increasingly concerned that the current rate of growth of domestic demand is excessive and unsustainable. As such, it is contributing to a number of disturbing economic imbalances:

     DEBT EXPLOSION - Private sector debt (both businesses and households) have risen to an all-time high relative to nominal GDP.
     LABOR MARKET TIGHTNESS - The current demand for labor far exceeds the pool of available workers, giving rise to potentially inflationary implications. RECORD U.S. CURRENT ACCOUNT DEFICIT - The U.S. has become increasingly dependent upon the rest of the world to finance its current pace of spending, a trend with potentially negative implications for the U.S. dollar.
     EQUITY MARKET EXCESSES - Equity markets continue to exhibit progressively broader signs of speculative excess with potentially damaging economic repercussions.

These imbalances reflect an "overheating economy" in which consumer and business expenditures have consistently outpaced domestic production and income generation. At a minimum, these imbalances could have a destabilizing influence on the economy and financial markets. In the worst case, they could contribute directly to a rise in the inflation rate, resulting in a severe weakening of economic activity. The Fed is well aware of these risks, and consequently, will continue to tighten monetary policy gradually during the year until the rate of U.S. economic growth has slowed to its sustainable long-term non-inflationary "speed limit" of 3%.

FINANCIAL MARKET REVIEW
For the sixth consecutive year, equities outperformed bonds by a wide margin in U.S. financial markets. On a global basis, stocks also generally outperformed bonds, with foreign markets outperforming domestic stocks. Equity markets benefited from strong economic growth, rising corporate profits, and favorable financial liquidity trends, as reflected in the rapid growth of money and credit. A gradual shift in global central bank monetary policies toward more restrictive credit during the year did little to deter the favorable psychology for common stock investing.

POOR YEAR FOR GLOBAL FIXED INCOME MARKETS Conversely, global fixed income markets reacted adversely to the continued strong momentum in the domestic economy and revival in economic growth worldwide. The continued robust growth in private credit demands and the rise in private debt ratios also put upward pressure on global interest rates and downward pressure on bond prices. The surge in world oil prices and industrial commodity prices led to an uptick in consumer inflation, as did increases in interest rates announced by the Fed, the Bank of England, and the European Central Bank. The Lehman Brothers Aggregate Bond Index fell by nearly 1% for the full year, while the 30-year U.S. Treasury Bond had a negative total return of nearly 15%, its worst year ever. Globally, the sharp increase in world interest rates combined with the steep decline in the euro, caused global bond markets to decline by 6%, as measured by the J. P. Morgan Non-U.S. Government Bond Index.

EQUITY MARKET DIVERGENCES
While 1999 appeared to be another excellent year for equity investors, there were extreme winners and losers. The total return on the S&P 500 was 21%, an unprecedented fifth consecutive year of returns exceeding 20%. Within the U.S. market, growth managers continued to outperformed value-style managers by a wide margin. The big story in the equity market during 1999 was the high technology sector, with high tech-dominated NASDAQ Index registering its single best year ever with a gain of 85%.

TECHNOLOGY SECTOR VS. THE BROAD MARKET
In reality, the spectacular headline gains in high tech stocks have effectively masked profound weakness in the broadly based domestic equity market. Measurements of market breadth, including advance/decline statistics and the number of new highs vs. new lows, were more symptomatic of a "bear market." The median stock within the S&P 500
Index actually declined for the year, while fully 60% of issues on the New
York Stock Exchange suffered a decline for the full year. The technology sector, which accounts for 30% of the weighting in the S & P 500, was responsible for 90% of the full-year Index gain. Excluding the technology sector, the remaining 70% of the Index gained less than 8%.

The equity market of the past year has been one of the most highly concentrated and speculative markets in decades, analogous to energy sector dominance between 1979 and 1980, and the "nifty fifty" consumer growth stock era of 1972 and 1973.

ECONOMIC OUTLOOK

The major theme in our economic outlook for the year ahead is synchronized global economic growth.

We expect global GDP in calendar year 2000 to register its fastest rate of growth since the 1996-97 period, following two years of well below-trend growth.

HIGHER INTEREST RATES NECESSARY TO RESTRAIN DOMESTIC DEMAND

The U.S. economy shows virtually no signs of slowdown, with the possible exception of housing, despite the steep rise in interest rates and the increasing monetary restraint by the Federal Reserve. For full-year 2000, we expect GDP growth to slow only modestly from the nearly 4% growth achieved in 1999 and the 4% average annual growth of the 1996-99 period. It is our view that interest rates have not risen to levels sufficient to choke off the strong momentum in domestic demand from households and businesses. Our basic conclusion is that a variety of existing powerful economic forces will continue to overwhelm the restraining effects of high interest rates until they rise to higher levels and remain at those levels for an extended period.

Within the household sector, these forces include a strong labor market, continued ample availability of consumer credit, and the powerful influence of the "wealth effect", resulting from large equity market gains.

STRONG RECOVERY IN MANUFACTURING ACTIVITY

Similarly, within the business sector, it is our view that the current level of interest rates is not sufficient to obstruct the current strong momentum in capital and inventory investment, and the production of exported goods. Capital expenditures should continue to benefit from the boom in technology capital goods and, in general, the high rates of return on new investment, relative to the cost of capital. In addition, basic manufacturing will also benefit from inventory rebuilding and a recovery in demand for U.S. exports, as a result of the recovery in global economies and anticipated weakness in the value of the U.S. dollar.

In short, we believe that until interest rates rise sufficiently to cause a retrenchment in consumer spending as well as business hiring and investment, domestic economic growth will continue at an above-trend pace.

SOLID RECOVERY UNDERWAY IN FOREIGN ECONOMIES
Unlike the past two years when the U.S. was virtually the world's sole locomotive economy, all regions of the globe are expected to experience solid economic growth during 2000, with Japan being the biggest question mark. Following a 2% growth rate in 1999, the European Union continues to gather momentum and is expected to achieve growth of at least 3%. Our confidence in the European economy is based upon a stimulative monetary policy already in place, an upturn in both consumer and business confidence, and a positive swing in both inventories and foreign trade.

Similarly the economic and financial fundamentals within the Pacific-rim countries continue to improve, (particularly Korea and Singapore), and overall economic growth for that region is expected to be in the 5% to 6% range during the next year.

The recovery of the Latin American region has lagged Asia, but appears to be taking hold with economic growth of 3% expected during 2000.

The outlook for Japan, the world's second largest economy, is the most uncertain. While it appears that the Japanese economy has stabilized and only moderate growth is likely over the next year, deflationary forces continue to put downward pressure on domestic private demand. Overall, we expect growth in world GDP to average 3.75% during 2000, up from 3% in 1999 and 2% in 1998, and about in line with the trend growth rate of the past three decades.

FURTHER FED TIGHTENING TO COUNTER U.S. INFLATION RISK

World inflation remains under excellent control, and is not likely to be a problem during the next year, despite continued strength in energy and industrial commodity prices. European inflation should remain below the 2% level and Japanese inflation close to zero. The country at greatest risk to rising inflationary pressures among the major industrial economies is the U.S. for several reasons -- including labor market tightness, rising import and industrial commodity prices, and a weakening U.S. dollar.

Nevertheless, the U.S. does not appear to face a major inflationary problem, but rather a mild acceleration over the next 12 months. Specifically, we expect consumer inflation to rise to 3% during the year, up from the present 2% rate. However, the longer the Fed permits the domestic economy to expand at a rate in excess of its long-term potential, the greater the inflation risk.

Because of this threat of higher inflation, we believe that the Fed will continue its relentless pursuit to slow the pace of domestic economic growth by continuing to raise interest rates to a level necessary to achieve its goal of price stability.

There are two broad risks to our forecast. The first is that a steep and prolonged stock market decline could result in a sharper than expected economic slowdown, due to the unprecedented reliance of household spending on equity market values. The second is that the current economic momentum could persist for a longer duration, contributing to a worsening of current economic imbalances, which also might culminate in a more severe economic slowdown.

FINANCIAL MARKET OUTLOOK
We believe that the financial markets face a period of considerable turbulence, instability and risk over the next six to nine months. Growing business cycle-related strains and imbalances and tightening monetary conditions around the world suggest that U.S. stocks, bond, and the U.S. dollar are at considerable risk. Equities appear to be at far greater risk than bonds because of current investor psychology and the relative valuations of the two broad asset classes.

The most important factor in the capital market outlook is the likelihood of continued deterioration in financial liquidity conditions during the next six to nine months, which is a function of rapidly expanding global economic growth and tightening monetary conditions by the central banks of the world. The bottom line is that global interest rates will be under upward pressure over the near term.

U.S. HIGH-GRADE BOND SECTORS ATTRACTIVELY VALUED
Although we anticipate a further moderate rise in interest rates during the next six months and a decline in bond prices, the domestic bond market has effectively discounted a substantial portion of the anticipated rate increase. Assuming a long-term trendline for U.S. inflation of 2%, intermediate and long-term Government bonds with yields in excess of 6.5% would appear to offer attractive long-term values. Even more compelling long-term values are available in the Government Agency, investment-grade corporate, and mortgage-backed bond markets, which offer market yields in the 7.5% to 8% range. However, a sustained bond market rally is not likely to occur until later in the year, when investors perceive that the Fed has tightened monetary and credit conditions sufficiently to achieve its targeted economic slowdown.

CORPORATE PROFITS WILL SLOW DURING 2000
Conversely, U.S. equity markets are vulnerable to a more severe correction, as a result of current investor psychology, valuation, and fundamental factors relating to corporate profits and Fed policy. The 22% year-over-year growth in S&P 500 profits during the third quarter will likely mark the peak growth rate for this phase of the cycle.

We expect profits to come under increasing pressure as the new year unfolds, initially due to a squeeze in profit margins, and later in the year, because of a slowdown in revenue growth. In today's highly competitive global economy, companies lack the "pricing power" to offset the relentless increase in operating expenses, in the form of wages, raw materials, energy, interest expense, and rapidly escalating health care expenses. Consequently, we expect only a modest increase in corporate profits during 2000, which would fall short of the current very aggressive Wall Street estimates.

EQUITY MARKET VALUATIONS REMAIN STRETCHED
The other two obstacles in the path of higher equity prices are interest rates and valuation. Thus far, investors seem undaunted by the Fed's three interest rate hikes and the steady rise in bond yields.

It is our view that the equity market cannot ignore these financial forces indefinitely, and is, therefore, vulnerable to a setback at some point.

We also continue to be concerned with the elevated level of market valuation. During the equity market boom of the past five years, stock prices have significantly outpaced corporate earnings. Since the end of 1994, the value of the S&P 500 Index has increased by 220%, while earnings per share have grown by only 75% over the same period, pushing current price-to-earnings multiples to all-time highs.

For all these reasons, we expect domestic equities to underperform U.S. high-grade bonds for the first full calendar year since 1993. The high-flying technology sector also appears highly vulnerable to a reversal in investor psychology. On the plus side, we expect cyclical stocks and value-style managers to outperform growth managers, industrial cyclicals to outperform growth stocks, and small capitalization stocks to outperform the large capitalization sector.

We also expect foreign equity markets, including Japan, Europe, and the emerging markets of Asia and Latin America, to outperform the U.S. equity market. Moreover, following a severe slump during the past 12 months, the euro appears to be undervalued at present, and is likely to appreciate steadily versus the dollar over the next several years, thereby enhancing the total return on European equities for U.S.-based investors.

CONCLUSION
BUSINESS CYCLE FORCES DOMINATE NEAR-TERM MARKET OUTLOOK
Longer-term economic prospects appear favorable as a result of the revolution in computer and telecommunications technology and continued sound monetary and fiscal policies. However, on a short-term basis, financial markets face a major business cycle-related challenge. An overheating of the domestic economy, combined with rapid economic recovery overseas, will result in continued credit restraint by the Fed and tighter liquidity and monetary conditions on a global basis. At greatest risk within global financial markets are those sectors of previous speculative excess, namely large capitalization U.S. equities, and, in particular, the high technology and Internet sectors of the equity market.

         ROBERT F. DELUCIA
Managing Director, CIGNA Investment Management
December 31, 1999



[GRAPHIC OMITTED][GRAPHIC OMITTED]

[PricewaterhouseCoopers Logo]

                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly in all material respects, the financial position of each of the sub accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Bankers Trust Insurance Funds Trust - Bankers Trust EAFE Equity Index Fund, Bankers Trust Small Capitalization Index Fund, CIGNA Variable Products Group-CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund, CIGNA Variable Products Investment Grade Bond Fund, Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio, Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio, Janus Aspen Series - Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust - MFS Emerging Growth Series, MSF Total Return Series, OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, Templeton Variable Products Series Fund - Templeton International Fund - Class I (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
February 21, 2000

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                            Alger American Fund Sub-Accounts
                                                                                       --------------------------------------------
                                                                                                        MidCap         Small
                                                                                         Growth         Growth      Capitalization
                                                                                      --------------  -----------  ---------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                                    $ 2,025,620    $ 585,106      $ 1,396,727
Receivable from Connecticut
 General Life Insurance Company                                                                   -            -                -
                                                                                      --------------  -----------  ---------------
    Total assets                                                                          2,025,620      585,106        1,396,727
                                                                                      --------------  -----------  ---------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                                         25           27               20
                                                                                      --------------  -----------  ---------------
    Total liabilities                                                                            25           27               20
                                                                                      --------------  -----------  ---------------

    Net assets                                                                          $ 2,025,595    $ 585,079      $ 1,396,707
                                                                                      ==============  ===========  ===============


Accumulation units outstanding - Contracts sold before May 1, 1998 (RVUL 01)                 75,031       29,543           28,896
Net asset value per accumulation unit                                                      $ 22.754     $ 18.982         $ 20.399

Accumulation units outstanding - Contracts sold after April 30, 1998 (RVUL 02)               24,013        1,821           53,443
Net asset value per accumulation unit                                                      $ 13.257     $ 13.341         $ 15.105

                                                                                      ==============  ===========  ===============
Accumulation net assets                                                                 $ 2,025,595    $ 585,079      $ 1,396,707




STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999                                                                                  Bankers Trust
                                                                                              Insurance Funds Trust -
                                                                                                   Sub-Accounts
                                                                                     ------------------------------------------
                                                                                         EAFE-Registered             Small
                                                                                        Trademark- Equity        Capitalization
                                                                                     --------------------  --------------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                                            $ 13,089               $ 1,308
Receivable from Connecticut
 General Life Insurance Company                                                                        -                     -
                                                                                     ------------------------------------------
    Total assets                                                                                  13,089                 1,308
                                                                                     ------------------------------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                                              64                     9
                                                                                     ------------------------------------------
    Total liabilities                                                                                 64                     9
                                                                                     ------------------------------------------

    Net assets                                                                                  $ 13,025               $ 1,299
                                                                                     ==========================================


Accumulation units outstanding - Contracts sold before May 1, 1998 (RVUL 01)                          84                    18
Net asset value per accumulation unit                                                           $ 12.881              $ 12.614

Accumulation units outstanding - Contracts sold after April 30, 1998 (RVUL 02)                     1,082                    91
Net asset value per accumulation unit                                                           $ 11.038              $ 11.775

                                                                                     ==========================================
Accumulation net assets                                                                         $ 13,025               $ 1,299
                                                                                     ==========================================



STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999                                                                                CIGNA Variable
                                                                                                 Products Group
                                                                                                  Sub-Accounts
                                                                                   -----------------------------------------------
                                                                                                                    Investment
                                                                                   Money Market     S&P 500         Grade Bond
                                                                                   ------------  ---------------  ----------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                                 $ 667,192     $ 39,258,101       $ 1,624,887
Receivable from Connecticut
 General Life Insurance Company                                                              -                -                20
                                                                                   ------------  ---------------------------------
    Total assets                                                                       667,192       39,258,101         1,624,907
                                                                                   ------------  ---------------------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                                   192              576                 -
                                                                                   ------------  ---------------------------------
    Total liabilities                                                                      192              576                 -
                                                                                   ------------  ---------------------------------

    Net assets                                                                       $ 667,000     $ 39,257,525       $ 1,624,907
                                                                                   ============  =================================


Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)                                                     27,832        1,819,480           104,418
Net asset value per accumulation unit                                                 $ 11.278         $ 18.379           $ 9.852

Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)                                                   33,209          434,971            59,636
Net asset value per accumulation unit                                                 $ 10.633         $ 13.374           $ 9.997

                                                                                   ============  =================================
Accumulation net assets                                                              $ 667,000     $ 39,257,525       $ 1,624,907
                                                                                   ============  =================================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES                                                                      Fidelity Variable
DECEMBER 31, 1999                                                   Fidelity Variable Insurance               Insurance
                                                                            Products Fund                 Products Fund ll
                                                                            Sub-Accounts                     Sub-Account
                                                             ----------------------------------------------------------------
                                                                                 --
                                                                   Equity-                High               Investment
                                                                   Income                Income              Grade Bond
                                                             --------------------  --------------------  --------------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                 $ 1,380,023             $ 831,105           $ 4,164,192
Receivable from Connecticut
 General Life Insurance Company                                                -                   132                     -
                                                             --------------------  --------------------  --------------------
    Total assets                                                       1,380,023               831,237             4,164,192
                                                             --------------------  --------------------  --------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                      10                     -                   201
                                                             --------------------  --------------------  --------------------
    Total liabilities                                                         10                     -                   201
                                                             --------------------  --------------------  --------------------

    Net assets                                                       $ 1,380,013             $ 831,237           $ 4,163,991
                                                             ====================  ====================  ====================


Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)                                       96,947                68,582               326,250
Net asset value per accumulation unit                                   $ 13.838              $ 11.711              $ 11.462

Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)                                      3,571                 2,665                41,287
Net asset value per accumulation unit                                   $ 10.770              $ 10.534              $ 10.282

                                                             ====================  ====================  ====================
Accumulation net assets                                              $ 1,380,013             $ 831,237           $ 4,163,991
                                                             ====================  ====================  ====================



STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
                                                                 Janus Aspen Series        MFS Variable Insurance Trust -
                                                                    Sub-Accounts                    Sub-Accounts
                                                                ----------------------------------------------------------------

                                                                                           Emerging                Total
                                                                     Worldwide              Growth                Return
                                                                --------------------  --------------------  --------------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                    $ 4,791,096           $ 2,438,581             $ 194,609
Receivable from Connecticut
 General Life Insurance Company                                                   -                    39                     -
                                                                --------------------  --------------------  --------------------
    Total assets                                                          4,791,096             2,438,620               194,609
                                                                --------------------  --------------------  --------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                         52                     -                    14
                                                                --------------------  --------------------  --------------------
    Total liabilities                                                            52                     -                    14
                                                                --------------------  --------------------  --------------------

    Net assets                                                          $ 4,791,044           $ 2,438,620             $ 194,595
                                                                ====================  ====================  ====================


Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)                                         189,626                80,602                 8,463
Net asset value per accumulation unit                                      $ 23.684              $ 27.147              $ 13.062

Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)                                        18,869                14,616                 8,547
Net asset value per accumulation unit                                      $ 15.896              $ 17.140               $ 9.834

                                                                ====================  ====================  ====================
Accumulation net assets                                                 $ 4,791,044           $ 2,438,620             $ 194,595
                                                                ====================  ====================  ====================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                          OCC Accumulation Trust Sub-Accounts
                                                             ---------------------------------------------------------------
                                                                                                               Small
                                                                   Equity               Managed            Capitalization
                                                             -------------------   -------------------   -------------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                  $ 258,528             $ 814,366           $ 1,061,240
Receivable from Connecticut
 General Life Insurance Company                                               -                     -                     -
                                                             -------------------   -------------------   -------------------
    Total assets                                                        258,528               814,366             1,061,240
                                                             -------------------   -------------------   -------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                                     16                    24                     6
                                                             -------------------   -------------------   -------------------
    Total liabilities                                                        16                    24                     6
                                                             -------------------   -------------------   -------------------

    Net assets                                                        $ 258,512             $ 814,342           $ 1,061,234
                                                             ===================   ===================   ===================


Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)                                      19,304                62,228               100,697
Net asset value per accumulation unit                                  $ 13.364              $ 12.949              $ 10.523

Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)                                        53                   794                   159
Net asset value per accumulation unit                                  $ 10.057              $ 10.771              $ 10.057

                                                             ===================   ===================   ===================
Accumulation net assets                                               $ 258,512             $ 814,342           $ 1,061,234
                                                             ===================   ===================   ===================


STATEMENTS OF ASSETS AND LIABILITIES               Templeton
DECEMBER 31, 1999                              Variable Products
                                                 Series Fund -
                                                    Class 1
                                               -------------------

                                                 International
                                               -------------------
ASSETS:
Investment in variable insurance
 funds at fair value                                  $ 2,007,898
Receivable from Connecticut
 General Life Insurance Company                                10
                                               -------------------
    Total assets                                        2,007,908
                                               -------------------


LIABILITIES:
Payable to Connecticut General
  Life insurance Company                                        -
                                               -------------------
    Total liabilities                                           -
                                               -------------------

    Net assets                                        $ 2,007,908
                                               ===================


Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)                       116,947
Net asset value per accumulation unit                    $ 14.490

Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)                      26,566
Net asset value per accumulation unit                    $ 11.795

                                               ===================
Accumulation net assets                               $ 2,007,908
                                               ===================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999



                                                               Alger American Fund Sub-Accounts
                                                  -------------------------------------------------------------
                                                                            MidCap                Small
                                                       Growth               Growth            Capitalization
                                                  ------------------- --------------------  -------------------

INVESTMENT INCOME:
Dividends                                                    $ 1,313                  $ -                  $ -

EXPENSES:
Mortality and expense risk and
 administrative charges                                       10,926                3,525                7,497
                                                  ------------------- --------------------  -------------------
    Net investment gain (loss)                                (9,613)              (3,525)              (7,497)
                                                  ------------------- --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors                 89,671               49,152               84,143
Net realized gain (loss) on share transactions                23,106                4,468                9,266
                                                  ------------------- --------------------  -------------------
   Net realized gain (loss)                                  112,777               53,620               93,409
Net unrealized gain (loss)                                   333,646               80,099              310,481
                                                  ------------------- --------------------  -------------------
    Net realized and unrealized
      gain (loss) on investments                             446,423              133,719              403,890
                                                  ------------------- --------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $ 436,810            $ 130,194            $ 396,393
                                                  =================== ====================  ===================

                                                                 Bankers Trust
                                                            Insurance Funds Trust -
                                                                 Sub-Accounts
                                                   ------------------------------------------
                                                       EAFE-Registered           Small
                                                      Trademark- Equity     Capitalization
                                                   --------------------  --------------------

INVESTMENT INCOME:
Dividends                                                        $ 208                  $ 13

EXPENSES:
Mortality and expense risk and
 administrative charges                                              3                    10
                                                   --------------------  --------------------
    Net investment gain (loss)                                     205                     3
                                                   --------------------  --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors                      389                    37
Net realized gain (loss) on share transactions                      13                     4
                                                   --------------------  --------------------
   Net realized gain (loss)                                        402                    41
Net unrealized gain (loss)                                         762                   169
                                                   --------------------  --------------------
    Net realized and unrealized
      gain (loss) on investments                                 1,164                   210
                                                   --------------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $ 1,369                 $ 213
                                                   ====================  ====================


                                                                           CIGNA Variable
                                                                           Products Group
                                                                            Sub-Accounts
                                                   ---------------------------------------------------------------
                                                                                                   Investment
                                                       Money Market             S&P 500             Grade Bond
                                                   --------------------  --------------------  -------------------

INVESTMENT INCOME:
Dividends                                                     $ 26,951             $ 826,704             $ 53,012

EXPENSES:
Mortality and expense risk and
 administrative charges                                          4,959               298,463                5,749
                                                   --------------------  --------------------  -------------------
    Net investment gain (loss)                                  21,992               528,241               47,263
                                                   --------------------  --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors                        -               724,386                    -
Net realized gain (loss) on share transactions                       -               192,458                   71
                                                   --------------------  --------------------  -------------------
   Net realized gain (loss)                                          -               916,844                   71
Net unrealized gain (loss)                                           -             4,672,428              (56,980)
                                                   --------------------  --------------------  -------------------
    Net realized and unrealized
      gain (loss) on investments                                     -             5,589,272              (56,909)
                                                   --------------------  --------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $ 21,992           $ 6,117,513             $ (9,646)
                                                   ====================  ====================  ===================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                Fidelity Variable
                                                           Fidelity Variable Insurance              Insurance
                                                                   Products Fund                Products Fund ll
                                                                   Sub-Accounts                    Sub-Account
                                                     --------------------------------------------------------------
                                                          Equity-                High              Investment
                                                           Income               Income             Grade Bond
                                                     -------------------  -------------------- --------------------
INVESTMENT INCOME:
Dividends                                                      $ 13,677              $ 99,356            $ 232,911

EXPENSES:
Mortality and expense risk and
 administrative charges                                          12,179                 8,726               47,871
                                                     -------------------  -------------------- --------------------
    Net investment gain (loss)                                    1,498                90,630              185,040
                                                     -------------------  -------------------- --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors                    30,234                 3,714               73,070
Net realized gain (loss) on share transactions                    2,905                 3,929                4,993
                                                     -------------------  -------------------- --------------------
   Net realized gain (loss)                                      33,139                 7,643               78,063
Net unrealized gain (loss)                                       23,754               (17,643)            (362,524)
                                                     -------------------  -------------------- --------------------
    Net realized and unrealized
      gain (loss) on investments                                 56,893               (10,000)            (284,461)
                                                     -------------------  -------------------- --------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $ 58,391              $ 80,630            $ (99,421)
                                                     ===================  ==================== ====================



                                                       Janus Aspen Series       MFS Variable Insurance Trust -
                                                          Sub-Accounts                   Sub-Accounts
                                                      --------------------------------------------------------------
                                                                                Emerging               Total
                                                           Worldwide             Growth                Return
                                                      -------------------- --------------------  -------------------
INVESTMENT INCOME:
Dividends                                                         $ 5,948                  $ -              $ 1,058

EXPENSES:
Mortality and expense risk and
 administrative charges                                            30,997               12,627                  945
                                                      -------------------- --------------------  -------------------
    Net investment gain (loss)                                    (25,049)             (12,627)                 113
                                                      -------------------- --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors                           -                    -                1,961
Net realized gain (loss) on share transactions                     62,912               15,823                   48
                                                      -------------------- --------------------  -------------------
   Net realized gain (loss)                                        62,912               15,823                2,009
Net unrealized gain (loss)                                      1,793,064              975,528               (1,102)
                                                      -------------------- --------------------  -------------------
    Net realized and unrealized
      gain (loss) on investments                                1,855,976              991,351                  907
                                                      -------------------- --------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $ 1,830,927            $ 978,724              $ 1,020
                                                      ==================== ====================  ===================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                                 Templeton
                                                                                                            Variable Products
                                                                                                               Series Fund -
                                                         OCC Accumulation Trust Sub-Accounts                      Class 1
                                                ----------------------------------------------------------- --------------------
                                                                                              Small            International-
                                                  Equity               Managed           Capitalization           Class l
                                                ----------------  -------------------  -------------------- --------------------
INVESTMENT INCOME:
Dividends                                               $ 1,603             $ 11,583               $ 8,114             $ 40,711

EXPENSES:
Mortality and expense risk and
 administrative charges                                   1,858                7,861                10,732               15,671
                                                ----------------  -------------------  -------------------- --------------------
    Net investment gain (loss)                             (255)               3,722                (2,618)              25,040
                                                ----------------  -------------------  -------------------- --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors             7,302               25,992                     -              141,416
Net realized gain (loss) on share transactions             (859)                 629               (18,932)              22,488
                                                ----------------  -------------------  -------------------- --------------------
   Net realized gain (loss)                               6,443               26,621               (18,932)             163,904
Net unrealized gain (loss)                               (4,712)               2,056                10,363              173,120
                                                ----------------  -------------------  -------------------- --------------------
    Net realized and unrealized
      gain (loss) on investments                          1,731               28,677                (8,569)             337,024
                                                ----------------  -------------------  -------------------- --------------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $ 1,476             $ 32,399             $ (11,187)           $ 362,064
                                                ================  ===================  ==================== ====================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       Alger American Fund Sub-Accounts
                                                        ---------------------------------------------------------------
                                                                                    MidCap                Small
                                                              Growth                Growth           Capitalization
                                                        --------------------  -------------------  --------------------



OPERATIONS:
Net investment gain (loss)                                      $    (9,613)           $  (3,525)          $    (7,497)
Net realized gain (loss)                                            112,777               53,620                93,409
Net unrealized gain (loss)                                          333,646               80,099               310,481
                                                        --------------------  -------------------  --------------------
    Net increase (decrease) from operations                         436,810              130,194               396,393
                                                        --------------------  -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                551,404              244,920               533,399
Participant transfers                                               780,181               20,937                38,592
Participant withdrawals                                            (255,605)             (89,986)             (169,989)
                                                        --------------------  -------------------  --------------------

    Net increase (decrease) from participant
      transactions                                                1,075,980              175,871               402,002
                                                        --------------------  -------------------  --------------------

      Total increase (decrease) in net assets                     1,512,790              306,065               798,395

NET ASSETS:
Beginning of year                                                   512,805              279,014               598,312
                                                        --------------------  -------------------  --------------------
End of year                                                     $ 2,025,595            $ 585,079           $ 1,396,707
                                                        ====================  ===================  ====================





STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                          Bankers Trust
                                                                      Insurance Funds Trust -
                                                                          Sub-Accounts
                                                         -----------------------------------------
                                                         EAFE-Registered            Small
                                                         Trademark- Equity      Capitalization
                                                         -------------------  --------------------
OPERATIONS:
Net investment gain (loss)                                         $    205               $     3
Net realized gain (loss)                                                402                    41
Net unrealized gain (loss)                                              762                   169
                                                         -------------------  --------------------
    Net increase (decrease) from operations                           1,369                   213
                                                         -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                    883                   216
Participant transfers                                                11,230                 1,013
Participant withdrawals                                                (457)                 (143)
                                                         -------------------  --------------------

    Net increase (decrease) from participant
      transactions                                                   11,656                 1,086
                                                         -------------------  --------------------

      Total increase (decrease) in net assets                        13,025                 1,299

NET ASSETS:
Beginning of year                                                         -                     -
                                                         -------------------  --------------------
End of year                                                        $ 13,025               $ 1,299
                                                         ===================  ====================





STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                                CIGNA Variable
                                                                                Products Group
                                                                                  Sub-Accounts
                                                         ---------------------------------------------------------------
                                                                                                        Investment
                                                            Money Market            S&P 500             Grade Bond
                                                         -------------------   -------------------  --------------------
OPERATIONS:
Net investment gain (loss)                                        $  21,992          $    528,241           $    47,263
Net realized gain (loss)                                                  -               916,844                    71
Net unrealized gain (loss)                                                -             4,672,428               (56,980)
                                                         -------------------   -------------------  --------------------
    Net increase (decrease) from operations                          21,992             6,117,513                (9,646)
                                                         -------------------   -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                              4,533,879             6,318,489               769,586
Participant transfers                                            (3,852,237)            2,849,214               896,333
Participant withdrawals                                            (249,781)           (3,289,918)              (31,366)
                                                         -------------------   -------------------  --------------------
    Net increase (decrease) from participant
      transactions                                                  431,861             5,877,785             1,634,553
                                                         -------------------   -------------------  --------------------

      Total increase (decrease) in net assets                       453,853            11,995,298             1,624,907

NET ASSETS:
Beginning of year                                                   213,147            27,262,227                     -
                                                         -------------------   -------------------  --------------------
End of year                                                       $ 667,000          $ 39,257,525           $ 1,624,907
                                                         ===================   ===================  ====================





  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                                          Fidelity Variable
FOR THE YEAR ENDED DECEMBER 31, 1999                                   Fidelity Variable Insurance               Insurance
                                                                               Products Fund                 Products Fund ll
                                                                                Sub-Accounts                    Sub-Account
                                                                 ---------------------------------------------------------------
                                                                       Equity-               High               Investment
                                                                       Income               Income              Grade Bond
                                                                 -------------------- --------------------  --------------------
OPERATIONS:
Net investment gain (loss)                                               $     1,498            $  90,630           $   185,040
Net realized gain (loss)                                                      33,139                7,643                78,063
Net unrealized gain (loss)                                                    23,754              (17,643)             (362,524)
                                                                 -------------------- --------------------  --------------------
    Net increase (decrease) from operations                                   58,391               80,630               (99,421)
                                                                 -------------------- --------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                         491,716              297,772               176,641
Participant transfers                                                        (96,198)              15,626              (621,365)
Participant withdrawals                                                     (175,786)            (642,298)           (1,189,155)
                                                                 -------------------- --------------------  --------------------
    Net increase (decrease) from
     participant transactions                                                219,732             (328,900)           (1,633,879)
                                                                 -------------------- --------------------  --------------------

      Total increase (decrease) in net assets                                278,123             (248,270)           (1,733,300)

NET ASSETS:
Beginning of year                                                          1,101,890            1,079,507             5,897,291
                                                                 -------------------- --------------------  --------------------
End of year                                                              $ 1,380,013            $ 831,237           $ 4,163,991
                                                                 ==================== ====================  ====================



STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                 Janus Aspen Series        MFS Variable Insurance Trust -
                                                                    Sub-Accounts                    Sub-Accounts
                                                                ---------------------------------------------------------------
                                                                                           Emerging               Total
                                                                     Worldwide              Growth               Return
                                                                --------------------  -------------------  --------------------
OPERATIONS:
Net investment gain (loss)                                              $   (25,049)         $   (12,627)            $     113
Net realized gain (loss)                                                     62,912               15,823                 2,009
Net unrealized gain (loss)                                                1,793,064              975,528                (1,102)
                                                                --------------------  -------------------  --------------------
    Net increase (decrease) from operations                               1,830,927              978,724                 1,020
                                                                --------------------  -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                        716,337              543,803               135,071
Participant transfers                                                       161,404               86,751                25,773
Participant withdrawals                                                    (743,901)            (197,247)              (31,059)
                                                                --------------------  -------------------  --------------------
    Net increase (decrease) from
      participant transactions                                              133,840              433,307               129,785
                                                                --------------------  -------------------  --------------------

      Total increase (decrease) in net assets                             1,964,767            1,412,031               130,805

NET ASSETS:
Beginning of year                                                         2,826,277            1,026,589                63,790
                                                                --------------------  -------------------  --------------------
End of year                                                             $ 4,791,044          $ 2,438,620             $ 194,595
                                                                ====================  ===================  ====================


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS                                                                           Templeton
FOR THE YEAR ENDED DECEMBER 31, 1999                                                                     Variable Products
                                                                                                            Series Fund -
                                                      OCC Accumulation Trust Sub-Accounts                      Class 1
                                         --------------------------------------------------------------  --------------------
                                                                                          Small
                                               Equity               Managed           Capitalization        International
                                         -------------------  --------------------  -------------------  --------------------
OPERATIONS:
Net investment gain (loss)                        $    (255)            $   3,722          $    (2,618)          $    25,040
Net realized gain (loss)                              6,443                26,621              (18,932)              163,904
Net unrealized gain (loss)                           (4,712)                2,056               10,363               173,120
                                         -------------------  --------------------  -------------------  --------------------
    Net increase (decrease) from
      operations                                      1,476                32,399              (11,187)              362,064
                                         -------------------  --------------------  -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                144,530               229,604              176,782               740,350
Participant transfers                                  (812)              (45,329)             (44,201)              (56,157)
Participant withdrawals                             (34,557)             (141,705)            (318,138)             (334,392)
                                         -------------------  --------------------  -------------------  --------------------
    Net increase (decrease) from
      participant transactions                      109,161                42,570             (185,557)              349,801
                                         -------------------  --------------------  -------------------  --------------------

      Total increase (decrease) in
        net assets                                  110,637                74,969             (196,744)              711,865

NET ASSETS:
Beginning of year                                   147,875               739,373            1,257,978             1,296,043
                                         -------------------  --------------------  -------------------  --------------------
End of year                                       $ 258,512             $ 814,342          $ 1,061,234           $ 2,007,908
                                         ===================  ====================  ===================  ====================


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                           Alger American Fund Sub-Accounts
                                                            ---------------------------------------------------------------
                                                                                        MidCap                Small
                                                                  Growth                Growth           Capitalization
                                                            --------------------  -------------------  --------------------

OPERATIONS:
Net investment gain (loss)                                             $ (1,846)            $ (1,536)             $ (3,035)
Net realized gain (loss)                                                 32,404               13,683                33,148
Net unrealized gain (loss)                                               91,238               40,548                 5,340
                                                            --------------------  -------------------  --------------------
    Net increase (decrease) from operations                             121,796               52,695                35,453
                                                            --------------------  -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                    234,347              107,151               115,723
Participant transfers                                                   178,850              100,550               387,084
Participant withdrawals                                                 (72,383)             (19,855)              (30,038)
                                                            --------------------  -------------------  --------------------

    Net increase (decrease) from
      participant transactions                                          340,814              187,846               472,769
                                                            --------------------  -------------------  --------------------

      Total increase (decrease) in net assets                           462,610              240,541               508,222

NET ASSETS:
Beginning of year                                                        50,195               38,473                90,090
                                                            --------------------  -------------------  --------------------
End of year                                                           $ 512,805            $ 279,014             $ 598,312
                                                            ====================  ===================  ====================




STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998                                      CIGNA Variable
                                                                          Products Group
                                                                           Sub-Accounts
                                                            ------------------------------------------

                                                               Money Market            S&P 500
                                                            -------------------   -------------------

OPERATIONS:
Net investment gain (loss)                                            $ 32,021             $ 330,619
Net realized gain (loss)                                                     -               331,220
Net unrealized gain (loss)                                                   -             4,308,965
                                                            -------------------   -------------------
    Net increase (decrease) from operations                             32,021             4,970,804
                                                            -------------------   -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                 8,339,674             6,448,072
Participant transfers                                               (7,699,759)            3,889,673
Participant withdrawals                                               (530,422)           (1,497,945)
                                                            -------------------   -------------------
    Net increase (decrease) from
      participant transactions                                         109,493             8,839,800
                                                            -------------------   -------------------

      Total increase (decrease) in net assets                          141,514            13,810,604

NET ASSETS:
Beginning of year                                                       71,633            13,451,623
                                                            -------------------   -------------------
End of year                                                          $ 213,147          $ 27,262,227
                                                            ===================   ===================




Statements of Changes in Net Assets                                                            Fidelity Variable
For the year ended December 31, 1998                      Fidelity Variable Insurance               Insurance
                                                                  Products Fund                 Products Fund ll
                                                                   Sub-Accounts                    Sub-Account
                                                   ----------------------------------------------------------------
                                                          Equity-                High              Investment
                                                          Income                Income             Grade Bond
                                                    --------------------  -------------------  --------------------

OPERATIONS:
Net investment gain (loss)                                     $ (2,545)            $ 18,760             $ 183,389
Net realized gain (loss)                                         16,037               15,162                41,735
Net unrealized gain (loss)                                       36,839              (50,282)              201,263
                                                    --------------------  -------------------  --------------------
    Net increase (decrease) from operations                      50,331              (16,360)              426,387
                                                    --------------------  -------------------  --------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                            436,963              220,573               424,660
Participant transfers                                           543,337              612,890               838,386
Participant withdrawals                                        (111,582)             (42,487)             (773,867)
                                                    --------------------  -------------------  --------------------

    Net increase (decrease) from
      participant transactions                                  868,718              790,976               489,179
                                                    --------------------  -------------------  --------------------

      Total increase (decrease) in net assets                   919,049              774,616               915,566

NET ASSETS:
Beginning of year                                               182,841              304,891             4,981,725
                                                    --------------------  -------------------  --------------------
End of year                                                 $ 1,101,890          $ 1,079,507           $ 5,897,291
                                                    ====================  ===================  ====================



The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
                                                         Janus Aspen Series                  MFS Variable Insurance Trust -
                                                            Sub-Accounts                              Sub-Accounts
                                             ------------------------------------------------------------------------------------
                                                 Short-term                                  Emerging               Total
                                                    Bond*              Worldwide              Growth                Return
                                             --------------------  -------------------  --------------------  -------------------
OPERATIONS:
Net investment gain (loss)                                   $ 5             $ 43,843              $ (6,074)              $ (172)
Net realized gain (loss)                                      45                7,330                 1,679                  125
Net unrealized gain (loss)                                     -              479,024               216,913                3,234
                                             --------------------  -------------------  --------------------  -------------------
    Net increase (decrease) from
      operations                                              50              530,197               212,518                3,187
                                             --------------------  -------------------  --------------------  -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                       5,631              687,079               316,114                6,219
Participant transfers                                     (5,488)             254,640               274,990               55,960
Participant withdrawals                                     (193)            (306,422)              (86,142)              (5,231)
                                             --------------------  -------------------  --------------------  -------------------
    Net increase (decrease) from
      participant transactions                               (50)             635,297               504,962               56,948
                                             --------------------  -------------------  --------------------  -------------------

      Total increase (decrease) in
        net assets                                             -            1,165,494               717,480               60,135

NET ASSETS:
Beginning of year                                              -            1,660,783               309,109                3,655
                                             --------------------  -------------------  --------------------  -------------------
End of year                                                  $ -          $ 2,826,277           $ 1,026,589             $ 63,790
                                             ====================  ===================  ====================  ===================


                                                                          * For the period ended December 31, 1998.
                                                                             Deposits first received January 29, 1998.



The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS                                                                              Templeton
FOR THE YEAR ENDED DECEMBER 31, 1998                                                                         Variable Products
                                                                                                               Series Fund -
                                                         OCC Accumulation Trust Sub-Accounts                      Class 1
                                            ---------------------------------------------------------------  -------------------
                                                                                              Small
                                                  Equity               Managed           Capitalization        International
                                            --------------------  -------------------  --------------------  -------------------
OPERATIONS:
Net investment gain (loss)                               $ (270)            $ (1,825)             $ (8,491)             $ 5,965
Net realized gain (loss)                                  3,665               15,752                22,064               28,963
Net unrealized gain (loss)                                6,897               22,152              (177,446)             (28,223)
                                            --------------------  -------------------  --------------------  -------------------
    Net increase (decrease) from
      operations                                         10,292               36,079              (163,873)               6,705
                                            --------------------  -------------------  --------------------  -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                    105,497              449,913               128,149              424,779
Participant transfers                                    14,836              (10,371)               89,173              342,949
Participant withdrawals                                 (30,729)             (70,856)             (158,738)             (55,891)
                                            --------------------  -------------------  --------------------  -------------------
    Net increase (decrease) from
      participant transactions                           89,604              368,686                58,584              711,837
                                            --------------------  -------------------  --------------------  -------------------

      Total increase (decrease) in
        net assets                                       99,896              404,765              (105,289)             718,542

NET ASSETS:
Beginning of year                                        47,979              334,608             1,363,267              577,501
                                            --------------------  -------------------  --------------------  -------------------
End of year                                           $ 147,875            $ 739,373           $ 1,257,978          $ 1,296,043
                                            ====================  ===================  ====================  ===================




The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION
          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 1999, the assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of eighteen portfolios (mutual funds) of nine diversified open-end management investment companies, each portfolio having its own investment objective. The variable sub-accounts are:

     ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

     BANKERS TRUST INSURANCE FUNDS TRUST:
          EAFE-Registered Trademark- Equity Index Fund
          Small Capitalization Index Fund

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund
          CIGNA Variable Products Investment Grade Bond Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Equity-Income Portfolio ("Fidelity Equity-Income Portfolio") High Income Portfolio ("Fidelity High Income Portfolio")

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Investment Grade Bond Portfolio ("Fidelity Investment Grade Bond
            Portfolio")

     JANUS ASPEN SERIES:
          Janus Aspen Series Worldwide Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

     OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Cap Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund - Class 1


2.   SIGNIFICANT ACCOUNTING POLICIES
     These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the underlying mutual funds as of December 31, 1999. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
     B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.
     C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.   INVESTMENTS
     Total shares outstanding and cost of investments as of December 31, 1999 were:

-------------------------------------------------------------------------------------------------------------
                                                                                                COST OF
SUB-ACCOUNT                                                                 SHARES HELD       INVESTMENTS
-------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 31,463         $ 1,599,469
Alger American MidCap Growth Portfolio                                          18,153             459,286
Alger American Small Capitalization Portfolio                                   25,326           1,070,465
Bankers Trust EAFE-Registered Trademark- Equity-Index Fund                         962              12,327
Bankers Trust Small Capitalization Index Fund                                      113               1,139
CIGNA Variable Products Money Market Fund                                      667,192             666,997
CIGNA Variable Products S&P 500 Index Fund                                   1,719,584          28,955,852
CIGNA Variable Products Investment Grade Bond Fund                             170,502           1,681,867
Fidelity Equity-Income Portfolio                                                53,677           1,293,030
Fidelity High Income Portfolio                                                  73,484             872,039
Fidelity Investment Grade Bond Portfolio                                       342,450           4,133,213
Janus Aspen Series Worldwide Growth Portfolio                                  100,337           2,475,086
MFS Emerging Growth Series                                                      64,275           1,209,688
MFS Total Return Series                                                         10,964             192,170
OCC Equity Portfolio                                                             6,883             253,352
OCC Managed Portfolio                                                           18,657             762,573
OCC Small Cap Portfolio                                                         47,124           1,209,100
Templeton International Fund - Class 1                                          90,243           1,870,230
-------------------------------------------------------------------------------------------------------------

     Total purchases and sales of shares of each mutual fund for the year ended December 31, 1999, amounted to:

-------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 PURCHASES            SALES
-------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                              $ 1,671,761        $ 461,742
Alger American MidCap Growth Portfolio                                           351,125          129,633
Alger American Small Capitalization Portfolio                                    746,786          268,118
Bankers Trust EAFE-Registered Trademark- Equity-Index Fund                        12,758              443
Bankers Trust Small Capitalization Index Fund                                      1,282              147
CIGNA Variable Products Money Market Fund                                      4,486,363        4,032,513
CIGNA Variable Products S&P 500 Index Fund                                    10,672,784        3,541,805
CIGNA Variable Products Investment Grade Bond Fund                             1,742,347           60,577
Fidelity Equity-Income Portfolio                                                 916,424          664,950
Fidelity High Income Portfolio                                                   571,014          805,552
Fidelity Investment Grade Bond Portfolio                                       1,076,546        2,452,255
Janus Aspen Series Worldwide Growth Portfolio                                  1,076,272          967,459
MFS Emerging Growth Series                                                       752,206          331,566
MFS Total Return Series                                                          175,526           43,652
OCC Equity Portfolio                                                             163,627           47,403
OCC Managed Portfolio                                                            277,270          204,965
OCC Small Cap Portfolio                                                          234,835          423,005
Templeton International Fund - Class 1                                         1,026,021          509,792
-------------------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS
     For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for mortality and expense risks the daily equivalent of .70%, on an annual basis, of the current value of each sub-account's assets during the first fifteen policy years and .25% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

     For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for administrative costs, a daily deduction currently equivalent to
 .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

     Both the mortality and expense risk charge and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     The fees charged by CG Life for mortality and expense risks and administrative fees from variable sub-accounts for the year ended December 31, 1999 amounted to:

------------------------------------------------------------------------------------------------------------
                                                                      MORTALITY AND         ASSET BASED
                                                                         EXPENSE           ADMINISTRATIVE
SUB-ACCOUNT                                                             RISK FEES               FEES
------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               $ 9,766            $ 1,160
Alger American MidCap Growth Portfolio                                          3,153                372
Alger American Small Capitalization Portfolio                                   6,641                856
Bankers Trust EAFE-Registered Trademark- Equity-Index Fund                          3                  -
Bankers Trust Small Capitalization Index Fund                                       9                  1
CIGNA Variable Products Money Market Fund                                       4,384                575
CIGNA Variable Products S&P 500 Index Fund                                    266,465             31,998
CIGNA Variable Products Investment Grade Bond Fund                              5,118                631
Fidelity Equity-Income Portfolio                                               10,895              1,284
Fidelity High Income Portfolio                                                  7,806                920
Fidelity Investment Grade Bond Portfolio                                       42,753              5,118
Janus Aspen Series Worldwide Growth Portfolio                                  27,723              3,274
MFS Emerging Growth Series                                                     11,292              1,335
MFS Total Return Series                                                           840                105
OCC Equity Portfolio                                                            1,662                196
OCC Managed Portfolio                                                           7,033                828
OCC Small Cap Portfolio                                                         9,602              1,130
Templeton International Fund - Class 1                                         13,993              1,678
------------------------------------------------------------------------------------------------------------

     CG Life charges a one-time policy issue fee of $175 from the accumulation value for a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees, which were deducted from the initial premium payment, amounted to $73,325, all of which were deducted from the CIGNA Variable Products Money Market Fund.

     For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 45% on premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

     For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

     CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

     CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the year ended December 31, 1999.

     Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and the amount deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the year ended December 31, 1999, amounted to:

------------------------------------------------------------------------------------------------------------
                                                             PREMIUM           ADMIN-       COSTS OF
                                                          LOADS, NET OF      ISTRATIVE      INSURANCE
SUB-ACCOUNT                                                  REFUNDS            FEES        DEDUCTION
------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                  $ 39,543      $5,692         $ 108,908
Alger American MidCap Growth Portfolio                             17,181       2,178            34,239
Alger American Small Capitalization Portfolio                      44,544       5,828            42,735
Bankers Trust EAFE-Registered Trademark- Equity-Index Fund            433          49               408
Bankers Trust Small Capitalization Index Fund                         192          20               123
CIGNA Variable Products Money Market Fund                       1,204,219      13,772           132,048
CIGNA Variable Products S&P 500 Index Fund.                       509,098      51,374           726,712
CIGNA Variable Products Investment Grade Bond Fund                 81,843       3,684            27,648
Fidelity Equity-Income Portfolio                                   40,221      14,596           127,840
Fidelity High Income Portfolio                                   (44,836)       2,380            66,653
Fidelity Investment Grade Bond Portfolio                           16,857       8,955           104,090
Janus Aspen Series Worldwide Growth Portfolio                      44,116       8,447           132,890
MFS Emerging Growth Series                                         35,220       8,278            97,397
MFS Total Return Series                                            18,258       1,127            23,528
OCC Equity Portfolio                                               11,808       1,769            30,416
OCC Managed Portfolio                                              12,370       3,364            42,048
OCC Small Cap Portfolio                                             9,180       1,103            24,005
Templeton International Fund - Class 1                             29,577       9,052            57,936
------------------------------------------------------------------------------------------------------------

     For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

     For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)
excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

     For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

     Premium load refunds for the year ended December 31, 1999 amounted to $267,847.

     For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise.

     Partial surrender transaction charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 1999 were not significant.

5.   DISTRIBUTION OF NET INCOME
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6.   DIVERSIFICATION REQUIREMENTS
     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that the Account therefore satisfies the requirements of the regulations, and that the Account will continue to meet such requirements.

      GC CORPORATE INSURANCE VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT 02
                    SCHEDULE OF CHANGES IN UNIT VALUES
                      PERIOD ENDED DECEMBER 31, 1999


                                UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Accumulation
                                        Date Initially       Accumulated      Accumulation   Unit Value   % Change      % Change
                                            Funded            Unit Value       Unit Value    12/31/1999   Inception     12/31/1998
Sub-Account                            (Inception Date)      at Inception      12/31/1998        YTD        to YTD        to YTD
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS SOLD BEFORE MAY 1, 1998
Alger American Growth Portfolio         02/24/1997           10.000000         17.174509       22.753794   127.54         32.49
Alger American MidCap Growth Portfolio  02/24/1997           10.000000         14.533269       18.981572    89.82         30.61
Alger American Small Capitalization
  Portfolio                             03/31/1997           10.000000         14.358496       20.398939   103.99         42.07
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust - EAFE-Registered
 Trademark- Equity Index Fund           03/08/1999           10.000000             **          12.881229    28.81          N/A
Bankers Trust - Small Cap Index Fund    03/08/1999           10.000000             **          12.614069    26.14          N/A
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA VP Money Market Fund              12/24/1996           10.008961*        10.861410       11.278484    12.68          3.84
CIGNA VP S&P 500 Index Fund             02/24/1997           10.000000         15.363576       18.379394    83.79         19.63
CIGNA VP Investment Grade Bond Fund     05/11/1999           10.000000             **           9.851835    (1.48)         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    02/24/1997           10.000000         13.137868       13.838011    38.38          5.33
Fidelity VIP High Income Portfolio      01/29/1997           10.000000         10.930880       11.711075    17.11          7.14
Fidelity VIP II Investment Grade
  Bond Portfolio                        01/29/1997           10.000000         11.693725       11.462104    14.62         (1.98)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio                             02/24/1997           10.000000         14.538727       23.684224   136.84         62.90
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              01/29/1997           10.000000         15.507615       27.146504   171.47         75.05
MFS Total Return Series                 02/24/1997           10.000000         12.791189       13.061631    30.62          2.11
-----------------------------------------------------------------------------------------------------------------------------------
OCC Equity Portfolio                    02/24/1997           10.000000         13.156140       13.363501    33.64          1.58
OCC Managed Portfolio                   01/29/1997           10.000000         12.450284       12.949336    29.49          4.01
OCC Small Cap Portfolio                 02/24/1997           10.000000         10.821353       10.523062     5.23         (2.76)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund Class I    02/24/1997           10.000000         11.832899       14.489634    44.90         22.45
-----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS SOLD AFTER APRIL 30, 1998
Alger American Growth Portfolio         01/21/1999           10.000000             **          13.257221    32.57          N/A
Alger American MidCap Growth Portfolio  01/21/1999           10.000000             **          13.340647    33.41          N/A
Alger American Small Capitalization
  Portfolio                             06/17/1998           10.000000         10.616506       15.105161    51.05         42.28
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust - EAFE-Registered
 Trademark- Equity Index Fund           11/11/1999           10.000000             **          11.038066    10.38          N/A
Bankers Trust - Small Cap Index Fund    04/21/1999           10.000000             **          11.774734    17.75          N/A
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA VP Money Market Fund              06/17/1998           10.000000             **          10.632584     6.33          N/A
CIGNA VP S&P 500 Index Fund             06/17/1998           10.000000         11.162600       13.373636    33.74         19.81
CIGNA VP Investment Grade Bond Fund     06/02/1999           10.000000             **           9.996680    (0.03)         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    01/21/1999           10.000000             **          10.769746     7.70          N/A
Fidelity VIP High Income Portfolio      01/21/1999           10.000000             **          10.533846     5.34          N/A
Fidelity VIP II Investment Grade
  Bond Portfolio                        06/17/1998           10.000000         10.474584       10.282392     2.82         (1.83)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio                             01/21/1999           10.000000             **          15.896172    58.96          N/A
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              01/21/1999           10.000000             **          17.140484    71.40          N/A
MFS Total Return Series                 05/17/1999           10.000000             **           9.834193    (1.66)         N/A
-----------------------------------------------------------------------------------------------------------------------------------
OCC Equity Portfolio                    09/01/1999           10.000000             **          10.056584     0.57          N/A
OCC Managed Portfolio                   01/21/1999           10.000000             **          10.771008     7.71          N/A
OCC Small Cap Portfolio                 01/21/1999           10.000000             **          10.056968     0.57          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund Class I    06/17/1998           10.000000          9.617966       11.794910    17.95         22.63
-----------------------------------------------------------------------------------------------------------------------------------

*   Accumulation unit value as of 12/31/96

**  As of 12/31/1998, no contributions were invested in funds.

Acumulation Unit Values are net of charges agsainst the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.